Key Management Personnel - Summary of Key Management Personnel (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 12,687,272	$ 13,599,217	$ 13,979,139
Post-employment benefits	634,005	659,020	634,363
Share-based payments	11,143,944	11,455,666	11,165,439
Total	$ 24,465,221	$ 25,713,903	$ 25,778,941